Taxes (Tables)	12 Months Ended
Sep. 30, 2023
Taxes [Abstract]
Schedule of Components of the Income Tax Provision	The components of the income tax provision are as follows:
	For the year ended September 30,
	2023	2022	2021

Current income tax	$136,838	$354,529	$638,228
Deferred income tax	-	-	21,630
Total provision for income taxes	$136,838	$354,529	$659,858

Schedule of PRC Statutory Rates to the Company’s Effective Tax Rate	The following table reconciles PRC statutory rates to the Company’s effective tax rate:
	For the year ended September 30,
	2023	2022	2021
Income (benefit) expense computed based on PRC statutory rate	$(1,410,804)	$(440,955)	$491,555
Tax effect of different tax rates in other jurisdictions	601,772	8,384	-
Tax effect of unrecognized loss	632,545	352,703	-
Change in valuation allowance	228,862	409,099	100,244
Non-deductible items and others*	84,463	25,298	68,059
Income tax expense	$136,838	$354,529	$659,858
*	Non-deductible items and others represent excess expenses and losses not deductible for PRC tax purpose.

Schedule of Deferred Tax Assets and Liabilities	The following table summarizes deferred tax assets and liabilities resulting from differences between financial accounting basis and tax basis of assets and liabilities:
	September 30, 2023	September 30, 2022
Deferred tax assets:
Net operating loss carry-forward	$974,439	$752,944
Allowance of doubtful accounts	3,366	23,022
Valuation allowance	(977,805)	(775,966)
Total deferred tax assets	$-	$-

Schedule of Deferred Tax Assets Valuation Allowance Movement	The following table summarizes deferred tax assets valuation allowance movement:
	September 30, 2022	September 30, 2022

Beginning balance	$775,966	$439,597
Change to tax expense in current year	228,862	409,099
Foreign currency translation adjustments	(27,023)	(72,730)
Ending balance	$977,805	$775,966

Schedule of Taxes Payable	Taxes payable consist of the following:
	September 30, 2023	September 30, 2022

Income tax payable	$2,639,258	$2,573,830
Value-added tax payable	1,098,163	1,135,342
Other taxes payable	140,289	136,131
Total taxes payable	$3,877,710	$3,845,303

Schedule of Unrecognized Tax Benefits	A reconciliation of the beginning and ending amount of total unrecognized tax benefits for the years ended December 31, 2023, 2022 and 2021 is as follows:
	For the year ended September 30,
	2023	2022	2021
Balance at beginning of year	$2,573,830	$2,475,474	$1,679,119
Increase related to current year tax positions	134,275	293,960	700,984
Settlement	-	-	-
Foreign exchange translation effect	(68,847)	(195,604)	95,371
Balance at end of year	$2,639,258	$2,573,830	$2,475,474